Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2024